Shareholder Fees	Feb. 20, 2026 USD ($)
VanEck Consumer Staples TruSector ETF | VanEck Consumer Staples TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
VanEck Energy TruSector ETF | VanEck Energy TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Financials TruSector ETF | VanEck Financials TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Healthcare TruSector ETF | VanEck Healthcare TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Industrials TruSector ETF | VanEck Industrials TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Materials TruSector ETF | VanEck Materials TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Real Estate TruSector ETF | VanEck Real Estate TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Utilities TruSector ETF | VanEck Utilities TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0